Share Capital and Other Components of Equity - Summary of Share Capital Issued and Fully Paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of shares issued [abstract]
Balance, beginning of year	$ 1,133,181	$ 1,120,049
Repurchase and cancellation of own shares	(68,536)	(23,449)
Cash consideration of stock options exercised	16,502	20,114
Ascribed value credited to share capital on stock options exercised, net of tax	6,298	6,210
Issuance of shares on settlement of RSUs, net of tax	1,784	10,257
Balance, end of year	$ 1,089,229	$ 1,133,181